RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management and Financial Instruments [Abstract]
Summary of Derivative Instruments
The fair values and notional amounts for the derivatives designated as a net investment hedge were as follows:

at December 31	2021		2020
	Fair Value[1,2]	Notional Amount	Fair Value[1,2]	Notional Amount
(millions of Canadian $, unless otherwise noted)

U.S. dollar foreign exchange options (maturing 2022 to 2023)	(4)	US 3,800	45	US 2,200
U.S. dollar cross-currency interest rate swaps (maturing 2022 to 2025)[3]	23	US 400	23	US 400
	19	US 4,200	68	US 2,600
1Fair value equals carrying value.
2No amounts have been excluded from the assessment of hedge effectiveness.
3In 2021, Net income includes net realized gains of $1 million (2020 – gains of $1 million) related to the interest component of cross-currency swap settlements which are reported within Interest expense.
The notional amounts and fair value of U.S. dollar-denominated debt designated as a net investment hedge were as follows:

at December 31	2021	2020
(millions of Canadian $, unless otherwise noted)

Notional amount	30,700 (US 24,200)	27,700 (US 21,800)
Fair value	35,500 (US 28,100)	33,800 (US 26,500)
The maturity and notional amount or quantity outstanding related to the Company's derivative instruments excluding hedges of the net investment in foreign operations was as follows:

at December 31, 2021	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	553	104	34	—	—
Sales[1]	1,043	52	38	—	—
Millions of U.S. dollars	—	—	—	6,636	650
Millions of Mexican pesos	—	—	—	5,500	—
Maturity dates	2022-2026	2022-2027	2022	2022-2026	2024-2026
1Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls, respectively.

at December 31, 2020	Power	Natural Gas	Liquids	Foreign Exchange	Interest Rate

Purchases[1]	185	13	26	—	—
Sales[1]	1,786	14	30	—	—
Millions of U.S. dollars	—	—	—	4,432	1,100
Millions of Mexican pesos	—	—	—	1,700	—
Maturity dates	2021-2025	2021-2027	2021	2021-2022	2022-2026
1Volumes for power, natural gas and liquids derivatives are in GWh, Bcf and MMBbls, respectively.

Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

at December 31	2021		2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(millions of Canadian $)

Long-term debt, including current portion (Note 19)	(38,661)	(45,615)	(36,885)	(46,054)
Junior subordinated notes (Note 20)	(8,939)	(9,236)	(8,498)	(8,908)
	(47,600)	(54,851)	(45,383)	(54,962)
Available-for-Sale Assets Summary
The following tables summarize additional information about the Company's restricted investments that were classified as available-for-sale assets:

at December 31	2021		2020
	LMCI Restricted Investments	Other Restricted Investments[1]	LMCI Restricted Investments	Other Restricted Investments[1]
(millions of Canadian $)

Fair value of fixed income securities[2,3]
Maturing within 1 year	—	26	—	17
Maturing within 1-5 years	8	107	—	66
Maturing within 5-10 years	1,150	—	985	—
Maturing after 10 years	84	—	85	—
Fair value of equity securities[2,4]	817	—	736	—
	2,059	133	1,806	83
1Other restricted investments have been set aside to fund insurance claim losses to be paid by the Company's wholly-owned captive insurance subsidiary.
2Available-for-sale assets are recorded at fair value and included in Other current assets and Restricted investments on the Company's Consolidated balance sheet.
3Classified in Level II of the fair value hierarchy.
4Classified in Level I of the fair value hierarchy.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2021	Cash Flow Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	—	—	122	122
Foreign exchange	—	10	37	47
	—	10	159	169
Other long-term assets (Note 14)
Commodities[2]	—	—	8	8
Foreign exchange	—	32	6	38
Interest rate[3]	2	—	—	2
	2	32	14	48
Total Derivative Assets	2	42	173	217

Accounts payable and other (Note 16)
Commodities[2]	(23)	—	(138)	(161)
Foreign exchange	—	(4)	(46)	(50)
Interest rate[3]	(10)	—	—	(10)
	(33)	(4)	(184)	(221)
Other long-term liabilities (Note 17)
Commodities[2]	(4)	—	(6)	(10)
Foreign exchange	—	(19)	(10)	(29)
Interest rate[3]	(8)	—	—	(8)
	(12)	(19)	(16)	(47)
Total Derivative Liabilities	(45)	(23)	(200)	(268)
Total Derivatives	(43)	19	(27)	(51)
1Fair value equals carrying value.
2Includes purchases and sales of power, natural gas and liquids.
3For the year ended December 31, 2021, a $10 million payment to settle a loss on financial instruments was included in Net cash (used in)/provided by financing activities in the Consolidated statement of cash flows.
The balance sheet classification of the fair value of derivative instruments was as follows:

at December 31, 2020	Cash Flow Hedges	Net Investment Hedges	Held for Trading	Total Fair Value of Derivative Instruments[1]
(millions of Canadian $)

Other current assets (Note 7)
Commodities[2]	—	—	13	13
Foreign exchange	—	47	175	222
	—	47	188	235
Other long-term assets (Note 14)
Foreign exchange	—	22	19	41
	—	22	19	41
Total Derivative Assets	—	69	207	276

Accounts payable and other (Note 16)
Commodities[2]	(8)	—	(32)	(40)
Foreign exchange	—	(1)	(10)	(11)
Interest rate[3]	(21)	—	—	(21)
	(29)	(1)	(42)	(72)
Other long-term liabilities (Note 17)
Commodities[2]	(6)	—	(4)	(10)
Interest rate[3]	(49)	—	—	(49)
	(55)	—	(4)	(59)
Total Derivative Liabilities	(84)	(1)	(46)	(131)
Total Derivatives	(84)	68	161	145
1Fair value equals carrying value.
2Includes purchases and sales of power, natural gas and liquids.
3For the year ended December 31, 2020, a $130 million payment to settle a loss on financial instruments was included in Net cash (used in)/provided by financing activities in the Consolidated statement of cash flows.

Unrealized Gain (Loss) on Investments

year ended December 31	2021		2020		2019
(millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized gains/(losses)	45	(2)	130	1	32	3
Net realized gains[3]	3	—	20	1	60	—
1Gains arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains as regulatory assets.
2Gains and losses on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains and losses on the sale of LMCI restricted investments are determined using the average cost basis.

Realized Gain (Loss) on Investments

year ended December 31	2021		2020		2019
(millions of Canadian $)	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]	LMCI restricted investments[1]	Other restricted investments[2]

Net unrealized gains/(losses)	45	(2)	130	1	32	3
Net realized gains[3]	3	—	20	1	60	—
1Gains arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains as regulatory assets.
2Gains and losses on other restricted investments are included in Interest income and other in the Company's Consolidated statement of income.
3Realized gains and losses on the sale of LMCI restricted investments are determined using the average cost basis.

Derivative Instruments - Balance Sheet and Income Statement Information
The following summary does not include hedges of the net investment in foreign operations:

year ended December 31	2021	2020	2019
(millions of Canadian $)

Derivative instruments held for trading[1]
Amount of unrealized gains/(losses) in the year
Commodities	9	(23)	(111)
Foreign exchange	(203)	126	245
Amount of realized gains/(losses) in the year
Commodities	287	183	378
Foreign exchange	240	(33)	(70)
Derivative instruments in hedging relationships[2]
Amount of realized (losses)/gains in the year
Commodities	(44)	6	(6)
Interest rate	(32)	(16)	2
1Realized and unrealized gains and losses on held-for-trading derivative instruments used to purchase and sell commodities are included on a net basis in Revenues. Realized and unrealized gains and losses on foreign exchange held-for-trading derivative instruments are included on a net basis in Interest income and other.
2In 2021, 2020 and 2019, there were no gains or losses included in Net Income relating to discontinued cash flow hedges where it was probable that the anticipated transaction would not occur.
The following table details amounts presented in the Consolidated statement of income in which the effects of fair value or cash flow hedging relationships were recorded:

year ended December 31	2021	2020	2019
(millions of Canadian $)

Fair Value Hedges
Interest rate contracts[1]
Hedged items	—	(3)	(19)
Derivatives designated as hedging instruments	—	1	1
Cash Flow Hedges
Reclassification of losses on derivative instruments from AOCI to net income[2,3]
Interest rate contracts[1]	(46)	(648)	(12)
Commodity contracts[4]	(22)	(1)	(7)
1Presented within Interest expense in the Consolidated statement of income, except for a loss of $613 million recorded in May 2020 related to a contractually required derivative instrument used to hedge the interest rate risk associated with project-level financing for the Coastal GasLink construction. This derivative instrument was derecognized as part of the sale of a 65 per cent equity interest in Coastal GasLink LP. The loss was included in Net gain/(loss) on assets sold/held for sale. Refer to Note 28, Acquisitions and dispositions, for additional information.
2Refer to Note 24, Other comprehensive income/(loss) and accumulated other comprehensive loss, for the components of OCI related to derivatives in cash flow hedging relationships including the portion attributable to non-controlling interests.
3There are no amounts recognized in earnings that were excluded from effectiveness testing.
4Presented within Revenues (Power and Storage) in the Consolidated statement of income.

Schedule of Components of OCI related to Derivatives in Cash Flow Hedging Relationships
The components of OCI (Note 24) related to the change in fair value of derivatives in cash flow hedging relationships before tax and including the portion attributable to non-controlling interests were as follows:

year ended December 31	2021	2020	2019
(millions of Canadian $, pre-tax)

Change in fair value of derivative instruments recognized in OCI[1]
Commodities	(35)	(5)	(15)
Interest rate	22	(766)	(63)
	(13)	(771)	(78)
1No amounts have been excluded from the assessment of hedge effectiveness. Amounts in parentheses indicate losses recorded to OCI and AOCI.
Schedule of Offsetting Assets	The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2021	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	130	(91)	39
Foreign exchange	85	(54)	31
Interest rate	2	(1)	1
	217	(146)	71
Derivative instrument liabilities
Commodities	(171)	91	(80)
Foreign exchange	(79)	54	(25)
Interest rate	(18)	1	(17)
	(268)	146	(122)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2020	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	13	(7)	6
Foreign exchange	263	(11)	252
	276	(18)	258
Derivative instrument liabilities
Commodities	(50)	7	(43)
Foreign exchange	(11)	11	—
Interest rate	(70)	—	(70)
	(131)	18	(113)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities	The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

at December 31, 2021	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	130	(91)	39
Foreign exchange	85	(54)	31
Interest rate	2	(1)	1
	217	(146)	71
Derivative instrument liabilities
Commodities	(171)	91	(80)
Foreign exchange	(79)	54	(25)
Interest rate	(18)	1	(17)
	(268)	146	(122)
1Amounts available for offset do not include cash collateral pledged or received.

at December 31, 2020	Gross Derivative Instruments	Amounts Available for Offset[1]	Net Amounts
(millions of Canadian $)

Derivative instrument assets
Commodities	13	(7)	6
Foreign exchange	263	(11)	252
	276	(18)	258
Derivative instrument liabilities
Commodities	(50)	7	(43)
Foreign exchange	(11)	11	—
Interest rate	(70)	—	(70)
	(131)	18	(113)
1Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non-current portions, were categorized as follows:

at December 31, 2021	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative instrument assets
Commodities	39	91	—	130
Foreign exchange	—	85	—	85
Interest rate	—	2	—	2
Derivative instrument liabilities
Commodities	(49)	(116)	(6)	(171)
Foreign exchange	—	(79)	—	(79)
Interest rate	—	(18)	—	(18)
	(10)	(35)	(6)	(51)
1There were no transfers from Level II to Level III for the year ended December 31, 2021.

at December 31, 2020	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II)[1]	Significant Unobservable Inputs (Level III)[1]	Total
(millions of Canadian $)

Derivative instrument assets
Commodities	3	10	—	13
Foreign exchange	—	263	—	263
Derivative instrument liabilities
Commodities	(15)	(31)	(4)	(50)
Foreign exchange	—	(11)	—	(11)
Interest rate	—	(70)	—	(70)
	(12)	161	(4)	145
1There were no transfers from Level II to Level III for the year ended December 31, 2020.

Schedule of Net Change in the Level III Fair Value Category
The following table presents the net change in fair value of derivative assets and liabilities classified in Level III of the fair value hierarchy:

(millions of Canadian $, pre-tax)	2021	2020

Balance at beginning of year	(4)	(7)
Total (losses)/gains included in Net income	(3)	3
Settlements	1	—
Balance at end of year[1]	(6)	(4)
1Revenues include unrealized losses of $3 million attributed to derivatives in the Level III category that were still held at December 31, 2021 (2020 – unrealized gains of $3 million).